Loans (Rollforward Of The Allowance For Loan Losses By Portfolio Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	$ 664,799	[1],[2]	$ 896,914	[1],[2]	$ 849,210
Adjustment due to amendments of ASC 810			24,578
Charge-offs	(377,268)		(576,541)		(876,961)
Recoveries	52,820		49,848		44,665
Provision	44,000		270,000		880,000
Ending Balance	384,351	[1],[2]	664,799	[1],[2]	896,914	[1],[2]
Allowance - individually evaluated for impairment	88,141		115,358		31,644
Allowance - collectively evaluated for impairment	296,210		549,441		865,270
Loans, net of unearned income	16,397,127	[1],[2]	16,782,572	[1],[2]	18,123,884	[1],[2]
Individually evaluated for impairment	479,751		622,852		564,167
Collectively evaluated for impairment	15,917,376		16,159,720		17,559,717
Commercial, Financial, And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	239,469	[1],[2]	276,648	[1],[2]	191,893
Adjustment due to amendments of ASC 810
Charge-offs	(76,728)		(97,272)		(129,283)
Recoveries	16,562		11,630		7,594
Provision	(48,890)		48,463		206,444
Ending Balance	130,413	[1],[2]	239,469	[1],[2]	276,648	[1],[2]
Allowance - individually evaluated for impairment	28,973		61,327		18,048
Allowance - collectively evaluated for impairment	101,440		178,142		258,600
Loans, net of unearned income	8,014,927	[1],[2]	7,338,155	[1],[2]	7,149,784	[1],[2]
Individually evaluated for impairment	170,124		213,405		103,616
Collectively evaluated for impairment	7,844,803		7,124,750		7,046,168
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	155,085	[1],[2]	205,725	[1],[2]	199,925
Adjustment due to amendments of ASC 810
Charge-offs	(41,147)		(127,323)		(277,461)
Recoveries	11,047		13,030		10,790
Provision	(69,399)		63,653		272,471
Ending Balance	55,586	[1],[2]	155,085	[1],[2]	205,725	[1],[2]
Allowance - individually evaluated for impairment	8,214		17,395		2,746
Allowance - collectively evaluated for impairment	47,372		137,690		202,979
Loans, net of unearned income	1,378,410	[1],[2]	1,670,524	[1],[2]	2,413,950	[1],[2]
Individually evaluated for impairment	115,319		242,143		405,458
Collectively evaluated for impairment	1,263,091		1,428,381		2,008,492
Consumer Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	192,350	[1],[2]	215,088	[1],[2]	181,818
Adjustment due to amendments of ASC 810			16,106
Charge-offs	(164,922)		(233,269)		(224,853)
Recoveries	16,019		16,300		16,244
Provision	121,630		178,125		241,879
Ending Balance	165,077	[1],[2]	192,350	[1],[2]	215,088	[1],[2]
Allowance - individually evaluated for impairment	44,606		19,691		5,997
Allowance - collectively evaluated for impairment	120,471		172,659		209,091
Loans, net of unearned income	5,891,546	[1],[2]	6,319,412	[1],[2]	6,931,434	[1],[2]
Individually evaluated for impairment	120,127		69,775		25,766
Collectively evaluated for impairment	5,771,419		6,249,637		6,905,668
Permanent Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	65,009	[1],[2]	123,896	[1],[2]	53,585
Adjustment due to amendments of ASC 810			8,472
Charge-offs	(75,218)		(71,113)		(63,004)
Recoveries	5,375		1,658		797
Provision	31,028		2,096		132,518
Ending Balance	26,194	[1],[2]	65,009	[1],[2]	123,896	[1],[2]
Allowance - individually evaluated for impairment	6,015		16,678		3,996
Allowance - collectively evaluated for impairment	20,179		48,331		119,900
Loans, net of unearned income	828,193	[1],[2]	1,142,557	[1],[2]	1,085,668	[1],[2]
Individually evaluated for impairment	73,064		96,765		26,229
Collectively evaluated for impairment	755,129		1,045,792		1,059,439
Credit Card & Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	12,886	[1],[2]	75,557	[1],[2]	221,989
Adjustment due to amendments of ASC 810
Charge-offs	(19,253)		(47,564)		(182,360)
Recoveries	3,817		7,230		9,240
Provision	9,631		(22,337)		26,688
Ending Balance	7,081	[1],[2]	12,886	[1],[2]	75,557	[1],[2]
Allowance - individually evaluated for impairment	333		267		857
Allowance - collectively evaluated for impairment	6,748		12,619		74,700
Loans, net of unearned income	284,051	[1],[2]	311,924	[1],[2]	543,048	[1],[2]
Individually evaluated for impairment	1,117		764		3,098
Collectively evaluated for impairment	282,934		311,160		539,950
Restricted Consumer Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ending Balance	25,700		42,100
Loans, net of unearned income	600,200		701,800
Restricted Permanent Mortgage Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ending Balance	6,100		5,400
Loans, net of unearned income	$ 40,600		$ 55,700

[1]	Balances as of December 31, 2011 and 2010 include $25.7 million and $42.1 million of reserves, respectively, and $600.2 million and $701.8 million of balances in restricted consumer real estate loans, respectively.
[2]	Balances as of December 31, 2011 and 2010 include $6.1 million and $5.4 million of reserves, respectively, and $40.6 million and $55.7 million of balances in restricted permanent mortgage loans, respectively.